Convertible redeemable preferred shares - Fair Value Assumptions in Discounted Cash Flow Method (Detail)	12 Months Ended
Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Risk-free interest rate	2.53%
Volatility	66.10%
Dividend yield
Discount rate	16.00%